Financial Instruments - Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities (Details) - GBP (£) £ in Thousands		12 Months Ended
	Jul. 29, 2016	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in fair value measurement, liabilities [abstract]
Initial recognition of derivative financial instrument	£ 9,000
Derivative financial instrument
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance		£ 1,273
Fair value adjustments recognized in profit and loss		(1,219)
Ending balance		2,492	£ 1,273
Level 3 | Derivative financial instrument
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance		1,273	7,923
Fair value adjustments recognized in profit and loss		1,219	(6,650)
Ending balance		£ 2,492	£ 1,273